BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Statement of compliance

a) Statement of compliance

These financial statements were approved by the Company’s Board of Directors and authorized for issuance on April 10, 2026.

These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee.

Basis of presentation

b) Basis of presentation

These consolidated financial statements have been prepared on the going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein. In addition, the financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Presentation and functional currency

c) Presentation and functional currency

These consolidated financial statements are presented in U.S. dollars (“USD”), which is also the functional currency of the Company and its subsidiary. As such, the Company is exposed to currency risk from financial assets and liabilities denominated in Canadian dollars and Australian dollars. References to Canadian dollars are to ‘CAD’, Australian dollars are to ‘AUD’.

Basis of consolidation

d) Basis of consolidation

The consolidated financial statements include the accounts of Athena Gold Corp. and its wholly owned subsidiary, Nubian Resources USA (“Nubian USA”). All significant inter-entity balances and transactions have been eliminated in consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control.

Initial adoption of IFRS Accounting Standards	e) Initial adoption of IFRS Accounting Standards These financial statements are the first that the Company has prepared in accordance with IFRS Accounting Standards. For periods up to and including the three months ended March 31, 2025, the Company prepared its financial statements in accordance with United States Generally Accepted Accounting Principles (“US GAAP”). The Company has prepared the financial statements in compliance with IFRS Accounting Standards as of June 30, 2025 as described in the material accounting policies in Note 3. In accordance with IFRS 1, the Company has presented three statements of financial position in these financial statements. To comply with its requirements as a foreign private issuer, the Company must present three years of data in its consolidated financial statements for the years ended December 31, 2025, 2024 and 2023 (the “annual financial statements”). Accordingly, the preparation of the annual financial statements requires the Company to present opening equity balances from January 1, 2023 and as such the Company’s date of transition to IFRS is January 1, 2023. This note explains the adjustments made by the Company in restating its US GAAP financial statements, from the transition date of January 1, 2023 and the effects on statement of financial position for the years ended December 31, 2024 and 2023. In prior periods, a portion of the warrant liability had been presented as non-current based on guidance consistent with US GAAP, under which liabilities may be classified as non-current when settlement is not expected within one year. The Company determined that this presentation was not consistent with IFRS requirements and has restated the comparative statements of financial position as of December 31, 2023 and December 31, 2024 to reclassify the warrant liability from non-current to current. This reclassification affected presentation only and had no impact on total liabilities, shareholders’ equity, net loss, or cash flows. The restatement relates solely to the reclassification of the warrant liability between current and non-current liabilities. Schedule of reclassification impact As previously reported Adjustment Restated $ $ $ December 31, 2023 – Current warrant liability 29,151 102,811 131,962 December 31, 2023 – Non-current warrant liability 102,811 (102,811) – December 31, 2024 – Current warrant liability 251,549 344,965 596,514 December 31, 2024 – Non-current warrant liability 344,965 (344,965) –